Company Details	12 Months Ended
Jun. 30, 2025
Company Details [Abstract]
Company Details

Note 11. Company Details

The registered office of the Company is:

Level 3, 62 Lygon Street, Carlton, Victoria, Australia 3053.

The principal place of business of the Company is:

Unit 10, 25-37 Chapman Street, Blackburn, Victoria, Australia 3130.